Right of Use Assets	6 Months Ended
Jun. 30, 2022
Disclosure of Right of Use Assets [Abstract]
RIGHT OF USE ASSETS
8.	RIGHT OF USE ASSETS

	June 30, 2022	December 31, 2021
Opening balance	$1,077,845	$377,035
Addition in the year	86,557	910,055
Translation adjustment	(97,700)	(4,328)
Amortization in the period	(152,002)	(204,917)
Closing balance	$914,700	$1,077,845

Allocation of right of use assets
Office lease	$832,860	$1,004,750
Car leases	81,840	73,095
Total right of use assets	$914,700	$1,077,845

Right of use amortization is as follows:

	2022	2021
Six months ended June 30	$152,002	$75,403
Three months ended June 30	$70,434	$39,283

Right of use assets are amortized over the terms of their leases that range from 3-10 years.